Goodwill and Other Intangibles - Changes in Goodwill by Operating Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 276,966	$ 273,145
Foreign currency translation adjustments	7,237	3,821
Goodwill, Ending Balance	284,203	276,966
Performance Chemicals
Goodwill [Roll Forward]
Goodwill, Beginning Balance	43,519	43,098
Foreign currency translation adjustments	84	421
Goodwill, Ending Balance	43,603	43,519
Catalyst Solutions
Goodwill [Roll Forward]
Goodwill, Beginning Balance	233,447	230,047
Foreign currency translation adjustments	7,153	3,400
Goodwill, Ending Balance	$ 240,600	$ 233,447